Financial instruments - Fair values and risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 7,147.2	€ 6,915.6	€ 8,363.0
Derivative financial instruments	(1,585.5)	(217.3)	(671.7)
Derivatives and Non derivatives, contractual undiscounted cash flows	8,266.3	7,157.8	8,494.0
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(1,400.4)	(106.0)	(293.2)
Derivatives and Non derivatives, contractual undiscounted cash flows	4,295.8	3,152.8	4,474.7
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,011.9	1,243.9	1,262.8
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	873.1	976.2	1,038.9
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	875.2	883.2	882.9
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,210.3	901.7	834.7
Long and short term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,077.4	5,426.8	4,211.2
Non-derivative financial liabilities, undiscounted cash flows	5,267.0	5,670.1	4,342.2
Long and short term debt and lease liabilities | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,345.7	1,853.8	503.4
Long and short term debt and lease liabilities | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	962.7	1,103.9	1,082.3
Long and short term debt and lease liabilities | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	873.1	949.6	1,038.9
Long and short term debt and lease liabilities | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	875.2	861.0	882.9
Long and short term debt and lease liabilities | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,210.3	901.8	834.7
Lease liabilities - right of use
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	138.3	183.1	245.9
Non-derivative financial liabilities, undiscounted cash flows	142.0	189.0	245.9
Lease liabilities - right of use | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	59.2	56.3	75.0
Lease liabilities - right of use | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	52.2	54.6	51.6
Lease liabilities - right of use | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	26.6	49.7	52.1
Lease liabilities - right of use | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3.0	24.5	46.0
Lease liabilities - right of use | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1.0	3.9	21.2
Lease liabilities - right of use | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 138.3	€ 183.1	€ 245.9
Interest rate percentage	2.33%	2.39%	2.47%
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 56.9	€ 52.5	€ 75.0
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	51.0	53.8	51.6
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26.2	48.1	52.1
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.1	24.8	46.0
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.1	3.9	21.2
Long and short term debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,168.4	4,428.0	2,981.1
Non-derivative financial liabilities, undiscounted cash flows	€ 4,341.5	€ 4,646.7	€ 3,089.8
Interest rate percentage	1.35%	1.40%	1.42%
Long and short term debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 1,260.1	€ 1,746.7	€ 253.8
Long and short term debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	904.8	1,022.8	980.6
Long and short term debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	95.1	894.2	961.1
Long and short term debt | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	872.2	85.1	832.0
Long and short term debt | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,209.3	897.9	62.3
Long and short term debt | Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	770.7	815.7	984.2
Non-derivative financial liabilities, undiscounted cash flows	€ 783.5	€ 834.4	€ 1,006.5
Interest rate percentage	0.73%	0.70%	0.62%
Long and short term debt | Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 26.4	€ 50.8	€ 174.6
Long and short term debt | Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5.7	26.5	50.1
Long and short term debt | Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	751.4	5.7	25.7
Long and short term debt | Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		751.4	4.9
Long and short term debt | Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			751.2
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			2.2
Derivatives, contractual undiscounted cash flows			2.2
Foriegn currency forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			2.2
Foreign currency forward contract outflows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31.0	65.8
Derivatives, contractual undiscounted cash flows	496.8	3,181.9
Foreign currency forward contract outflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	496.8	2,718.7
Foreign currency forward contract outflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		428.7
Foreign currency forward contract outflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		8.9
Foreign currency forward contract outflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		22.9
Foreign currency forward contract outflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		2.7
Foreign currency forward contract inflows
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	463.7	(3,117.2)
Foreign currency forward contract inflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	463.7	(2,662.8)
Foreign currency forward contract inflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		(418.7)
Foreign currency forward contract inflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		(9.1)
Foreign currency forward contract inflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		(23.8)
Foreign currency forward contract inflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		(2.8)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7.6	19.8	1,228.3
Derivatives, contractual undiscounted cash flows	7.6	19.8	1,228.3
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	7.6	19.8	1,047.8
Commodity forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			180.5
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,078.2	515.9	1,368.2
Non-derivative financial liabilities, undiscounted cash flows	1,078.2	515.9	1,368.2
Trade payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,029.0	336.0	1,368.2
Trade payables | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	49.2	130.0
Trade payables | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		26.8
Trade payables | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		23.1
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	953.0	887.3	1,553.1
Non-derivative financial liabilities, undiscounted cash flows	953.0	887.3	1,553.1
Accrued expenses | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	953.0	887.3	1,553.1
Debt | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 4,168.4	€ 4,428.0	€ 2,865.1
Interest rate percentage	1.35%	1.50%	1.42%
Debt | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,203.8	€ 1,680.9	€ 97.8
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	859.9	977.6	942.3
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	59.8	860.2	940.5
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	847.0	60.3	822.4
Debt | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,197.9	€ 849.0	€ 62.1